Share-based compensation expense - Narrative (Details)			12 Months Ended
	Mar. 22, 2021 shares	Apr. 15, 2020 $ / shares shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Mar. 29, 2021 shares	May 19, 2020 $ / shares	Nov. 30, 2019 shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized			$ 60,555,000	$ 42,928,000	$ 1,117,000
Sale of stock, price per share (in USD per share) | $ / shares							$ 19.00
Strike price (in USD per share) | $ / shares					$ 18.75
Number of shares reserved for issue under options and contracts for sale of shares (in shares) | shares			11,700,000
Share-based compensation expense			$ 60,480,000	$ 37,585,000	$ 1,117,000
Number of shares granted to compensate holders "out-of-the-money" (in shares) | shares				388,333
Awards vested or exercisable (in shares) | shares			1,972,964
Number of awards outstanding (in shares) | shares			6,640,200	4,276,973	1,020,434				0
Number of awards expired (in shares) | shares			1,675	0	0
Weighted average exercise price of share options exercisable (in USD per share) | $ / shares				$ 24.87
Weighted average remaining life of exercisable shares			8 years 3 months 18 days
Fair value grant date (in USD per share) | $ / shares			$ 28.22	$ 28.62	$ 18.75
Award life			10 years
Shares vested (in shares) | shares			51,828
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized			$ 50,647,000	$ 33,355,000	$ 348,000
Fair value grant date (in USD per share) | $ / shares			$ 19.76	$ 21.27	$ 15.71
Award life			10 years
Number of instruments granted in share-based payment arrangement | shares	1,592,651
Share Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting			25.00%
Share Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting			25.00%
Share Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting			25.00%
Share Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting			25.00%
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized			$ 1,795,000
Vesting period			3 years
Number of instruments granted in share-based payment arrangement | shares	377,255
Share Purchase Plan 2013 And Share Purchase Plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Borrowings settlement (in USD per share) | $ / shares		$ 18.75
Treasury shares (in shares) | shares		597,774
Share Purchase Plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized			$ 0	$ 7,417,000	$ 332,000
Share Purchase Plan 2016, Borrowing Settlement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized			6,425,000	6,425,000
Share Purchase Plan 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized			$ 0	0	0
Incentive Plan 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized				$ 361,000	437,000
Number of common shares transferred to share-based equity plan (in shares) | shares				356,144
Payments for withheld tax and social charges				$ 5,343,000
Strike price (in USD per share) | $ / shares			$ 19.00
Vesting period				4 years
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized			$ 60,555,000	$ 35,150,000	348,000
Vesting period			3 years
Number of shares reserved for issue under options and contracts for sale of shares (in shares) | shares			6,424,871			6,000,000		13,820,000
Share-based compensation expense			$ 95,978,000	35,498
2019 Equity Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized			$ 50,647,000	$ 33,355,000	$ 348,000